REVENUE RECOGNITION	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
REVENUE RECOGNITION
REVENUE RECOGNITION

NOTE 3. REVENUE RECOGNITION

Disaggregation of Revenue

The Company views its segment results to be the best view of disaggregated revenue. Refer to Note 4 – Segments.

Remaining Performance Obligations

The remaining performance obligation (“RPO”) represents the aggregate amount of contractual deliverables yet to be recognized as revenue at the end of the reporting period. It is intended to be a statement of overall work under contract that has not yet been performed and does not include contracts in which the customer is not committed. The customer is not considered committed when it is able to terminate for convenience without payment of a substantive penalty. The RPO also includes estimates of variable consideration. Additionally, as a practical expedient, the Company does not include contracts that have an original duration of one year or less. RPO estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustments for revenue that has not materialized and adjustments for currency.

At June 30, 2022, the aggregate amount of RPO related to customer contracts that are unsatisfied or partially unsatisfied was $43.6 billion. Approximately 57 percent of the amount is expected to be recognized as revenue in the subsequent two years, approximately 35 percent in the subsequent three through five years, and the balance thereafter.

During the three months ended June 30, 2022, revenue was increased by $1 million for performance obligations satisfied (or partially satisfied) in previous periods, mainly due to changes in estimates on contracts with cost-to-cost measures of progress.

Contract Balances

The following table provides information about accounts receivable, contract assets and deferred income balances:

	June 30,	March 31,
(Dollars in millions)	2022	2022
Accounts receivable (net of allowances of $34 at June 30, 2022 and $44 at March 31, 2022)*	$1,902	$2,271
Contract assets**	31	41
Deferred income (current)	774	882
Deferred income (noncurrent)	413	452

*Included unbilled receivable balances of $446 million at June 30, 2022 and $473 million at March 31, 2022.

**Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

The amount of revenue recognized during the three months ended June 30, 2022 that was included within the deferred income balance at March 31, 2022 was $246 million.

The following table provides roll-forwards of the accounts receivable allowance for expected credit losses for the three months ended June 30, 2022 and March 31, 2022:

	Three Months Ended	Three Months Ended
(Dollars in millions)	June 30, 2022	March 31, 2022
Beginning balance	$44	$44
Additions (releases)	(2)	6
Write-offs	(1)	(4)
Other*	(7)	(2)
Ending balance	$34	$44

*Primarily represents currency translation adjustments.

The contract assets allowance for expected credit losses was not material in any of the periods presented.

Major Clients

No single client represented more than 10 percent of the Company’s total revenue during the three months ended June 30, 2022 and 2021. Other than the former Parent (see Note 13 – Related-Party Transactions), no single client represented more than 10 percent of the Company’s total accounts receivable balance as of June 30, 2022 and March 31, 2022.

Deferred Costs

Costs to acquire and fulfill customer contracts are deferred and amortized over the contract period or expected customer relationship life. The expected customer relationship period is determined based on the average customer relationship period, including expected renewals, for each offering type and ranges from three to six years. For contracts with an estimated amortization period of less than one year, we elected the practical expedient to expense incremental costs immediately.

The following table provides amounts of capitalized costs to acquire and fulfill customer contracts at June 30, 2022 and March 31, 2022:

	June 30,	March 31,
(Dollars in millions)	2022	2022
Deferred transition costs	$894	$961
Prepaid software costs	753	806
Capitalized costs to fulfill contracts	296	302
Capitalized costs to obtain contracts	307	318
Total deferred costs *	$2,250	$2,387
*	Of the total deferred costs, $1,092 million was current and $1,158 million was noncurrent at June 30, 2022, and $1,143 million was current and $1,244 million was noncurrent at March 31, 2022.

The amount of total deferred costs amortized for the three months ended June 30, 2022, was $405 million, composed of $87 million of amortization of deferred transition costs, $206 million of amortization of prepaid software and $111 million of amortization of capitalized contract costs.

NOTE 3. REVENUE RECOGNITION

Disaggregation of Revenue

The Company views its segment results to be the best view of disaggregated revenue. Refer to Note 4 – Segments.

Remaining Performance Obligations

The remaining performance obligation (“RPO”) represents the aggregate amount of contractual deliverables yet to be recognized as revenue at the end of the reporting period. It is intended to be a statement of overall work under contract that has not yet been performed and does not include contracts in which the customer is not committed. The customer is not considered committed when it is able to terminate for convenience without payment of a substantive penalty. The RPO also includes estimates of variable consideration. Additionally, as a practical expedient, the Company does not include contracts that have an original duration of one year or less. RPO estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustments for revenue that has not materialized and adjustments for currency.

At March 31, 2022, the aggregate amount of RPO related to customer contracts that are unsatisfied or partially unsatisfied was $47.8 billion. Approximately 55 percent of the amount is expected to be recognized as revenue in the subsequent two years, approximately 36 percent in the subsequent three through five years, and the balance thereafter.

Revenue Recognized for Performance Obligations Satisfied (or Partially Satisfied) in Prior Periods

During the three months ended March 31, 2022, revenue was reduced by $15 million for performance obligations satisfied (or partially satisfied) in previous periods, mainly due to changes in estimates on contracts with cost-to-cost measures of progress.

Contract Balances

The following table provides information about accounts receivable, contract assets and deferred income balances:

	March 31,	December 31,
(Dollars in millions)	2022	2021
Accounts receivable (net of allowances of $44 in 2022 and $44 in 2021)	$2,271	$2,279
Contract assets *	41	62
Deferred income (current)	882	872
Deferred income (noncurrent)	452	475
*	Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

The amount of revenue recognized during the three months ended March 31, 2022, that was included within the deferred income balance at December 31, 2021, was $225 million.

The following table provides roll-forwards of the accounts receivable allowance for expected credit losses for the three months ended March 31, 2022, and the year ended December 31, 2021:

	Three Months Ended	Year Ended
(Dollars in millions)	March 31, 2022	December 31, 2021
Beginning balance	$44	$91
Additions (releases)	6	(23)
Write-offs	(4)	(5)
Other *	(2)	(19)
Ending balance	$44	$44
*	Primarily represents translation adjustments and reclassifications.

The contract assets allowance for expected credit losses was not material in any of the periods presented.

Major Clients

No single client represented more than 10 percent of the Company’s total revenue during the three months ended March 31, 2022 and 2021. Other than the former Parent (see Note 13 – Related-Party Transactions), no single client represented more than 10 percent of the Company’s total accounts receivable balance as of March 31, 2022, and December 31, 2021.

Deferred Costs

Costs to acquire and fulfill customer contracts are deferred and amortized over the contract period or expected customer relationship life. The expected customer relationship period is determined based on the average customer relationship period, including expected renewals, for each offering type and ranges from three to six years. For contracts with an estimated amortization period of less than one year, we elected the practical expedient to expense incremental costs immediately.

The following table provides amounts of capitalized costs to acquire and fulfill customer contracts at March 31, 2022, and December 31, 2021:

	March 31,	December 31,
(Dollars in millions)	2022	2021
Deferred transition costs	$961	$1,012
Prepaid software costs	806	658
Capitalized costs to fulfill contracts	302	235
Capitalized costs to obtain contracts	318	282
Total deferred costs *	$2,387	$2,185
*	Of the total deferred costs, $1,143 million was current and $1,244 million was noncurrent at March 31, 2022, and $920 million was current and $1,265 million was noncurrent at December 31, 2021.

The amount of total deferred costs amortized for the three months ended March 31, 2022, was $455 million, composed of $112 million of amortization of deferred transition costs, $207 million of amortization of prepaid software and $136 million of amortization of capitalized contract costs.

NOTE 3. REVENUE RECOGNITION

Disaggregation of Revenue

The Company views its segment results to be the best view of disaggregated revenue. Refer to Note 4 – Segments.

Remaining Performance Obligations

The remaining performance obligation (“RPO”) represents the aggregate amount of contractual deliverables yet to be recognized as revenue at the end of the reporting period. It is intended to be a statement of overall work under contract that has not yet been performed and does not include contracts in which the customer is not committed. The customer is not considered committed when it is able to terminate for convenience without payment of a substantive penalty. The RPO also includes estimates of variable consideration. Additionally, as a practical expedient, the Company does not include contracts that have an original duration of one year or less. RPO estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustment for revenue that has not materialized and adjustments for currency.

At December 31, 2021, the aggregate amount of RPO related to customer contracts that are unsatisfied or partially unsatisfied was $49.7 billion. Approximately 54 percent of the amount is expected to be recognized as revenue in the subsequent two years, approximately 37 percent in subsequent years three through five, and the balance thereafter.

Revenue Recognized for Performance Obligations Satisfied (or Partially Satisfied) in Prior Periods

For the year ended December 31, 2021, revenue was reduced by $16 million for performance obligations satisfied (or partially satisfied) in previous periods, mainly due to changes in estimates on contracts with cost-to-cost measures of progress.

Contract Balances

The following table provides information about accounts receivable, contract assets and deferred income balances:

	December 31,
(Dollars in millions)	2021	2020
Accounts receivable (net of allowances of $44 in 2021 and $91 in 2020)	$2,279	$1,444
Contract assets *	62	72
Deferred income (current)	872	854
Deferred income (noncurrent)	475	543

*Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

The amount of revenue recognized during the year ended December 31, 2021, that was included within the deferred income balance at December 31, 2020, was $877 million.

The following table provides roll-forwards of the accounts receivable allowance for expected credit losses for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Beginning balance	$91	$82	$111
Additions (releases)	(23)	25	51
Write-offs	(5)	(7)	(78)
Other *	(19)	(9)	(3)
Ending balance	$44	$91	$82

*Primarily represents translation adjustments and reclassifications.

The decrease in the accounts receivable allowance during 2021 was primarily due to collections from certain clients that we previously reserved for. The contract assets allowance for expected credit losses was not material in any of the periods presented.

Deferred Costs

Costs to acquire and fulfill customer contracts are deferred and amortized over the contract period or expected customer relationship life. The expected customer relationship period is determined based on the average customer relationship period, including expected renewals, for each offering type and ranges from three to six years. For contracts with an estimated amortization period of less than one year, we elected the practical expedient to expense incremental costs immediately.

The following table provides amounts of capitalized costs to acquire and fulfill customer contracts at December 31, 2021 and 2020:

	December 31,
(Dollars in millions)	2021	2020
Deferred transition costs	$1,012	$1,369
Prepaid software costs	658	679
Capitalized costs to fulfill contracts	235	328
Capitalized costs to obtain contracts	282	269
Total deferred costs *	$2,185	$2,646
*	Of the total deferred costs, $920 million was current and $1,265 million was noncurrent at December 31, 2021, and $1,205 million was current and $1,441 million was noncurrent at December 31, 2020.

The amount of total deferred costs amortized during the year ended December 31, 2021 was $1.8 billion, composed of $403 million of amortization of deferred transition costs, $874 million of amortization of prepaid software and $563 million of amortization of capitalized contract costs. Total deferred costs amortized during the year ended December 31, 2020 was $2.1 billion, composed of $478 million of amortization of deferred transition costs, $901 million of amortization of prepaid software and $683 million of amortization of capitalized contract costs. There were no material impairment losses incurred in both years. Refer to Note 1 – Significant Accounting Policies for additional information on deferred costs to fulfill a contract and capitalized costs of obtaining a contract.